INCOME TAXES - Current and deferred provision (benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Net loss	$ (28,828,872)	$ (16,939,859)
Current:
Federal	53,634	(28,000)
State	101,969	48,188
Foreign	4,077
Total	159,680	20,188
Deferred:
Federal	10,182,479	(6,046,674)
State	1,996,064	(1,171,260)
Foreign	(821,416)	(958,702)
Total	11,357,127	(8,176,636)
Total provision (benefit)	11,516,807	(8,156,448)
US
Income Taxes [Line Items]
Net loss	(21,151,022)	(15,246,302)
Foreign
Income Taxes [Line Items]
Net loss	$ (7,677,850)	$ (1,693,557)